SCHEDULE OF ESTIMATED USEFUL LIVES OF FIXED ASSETS (Details)	Sep. 30, 2023
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	8 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	38 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	2 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Software Development [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Design Right [Member]
Property, Plant and Equipment [Line Items]
Useful life	7 years
Patents [Member]
Property, Plant and Equipment [Line Items]
Useful life	8 years